Supplement to currently effective Statement of Additional Information of each of the listed funds:

Asset Allocation                           Growth/Large Cap                        Sector
----------------                           ----------------                        ------
Scudder Pathway Series: Conservative       Scudder Capital Growth Fund, Class      Scudder Gold Fund, Class AARP, S
Portfolio, Class AARP, S                   AARP, S                                 Scudder Health Care Fund, Class
Scudder Pathway Series: Growth             Scudder Large Company Growth Fund,      AARP, S
Portfolio, Class AARP, S                   Class AARP, S                           Scudder Technology Innovation Fund,
Scudder Pathway Series: Moderate                                                   Class AARP, S
Portfolio, Class AARP, S                   Income
                                           ------                                  Select Equity
Core Global/International                  Scudder  GNMA Fund, Class AARP, S       -------------
-------------------------                  Scudder High-Yield Opportunity          Scudder Select 500 Fund, Class
Scudder Global Fund, Class AARP, S         Fund, Class AARP, S                     AARP, S
Scudder International Fund, Class          Scudder Income Fund, Class AARP, S      Scudder Select 1000 Growth Fund,
AARP, S                                    Scudder Short Term Bond Fund,           Class AARP, S
                                           Class AARP, S
Core/Index                                                                         State Tax-Free Income
----------                                 Money Funds                             ---------------------
Scudder S&P 500 Index Fund, Class          -----------                             Scudder California Tax-Free Income
AARP, S                                    Scudder Cash Investment Trust,          Fund  (formerly Kemper California
                                           Class AARP, S                           Tax-Free Income Fund), Class S
Core/Large Cap                             Scudder Money Market Series,            Scudder New York Tax-Free Income
--------------                             Premium AARP Class, Premium S           Fund (formerly Kemper New York
Scudder Balanced Fund, Class AARP, S       Class, Prime Reserve AARP Class,        Tax-Free Income Fund), Class S
Scudder Growth and Income Fund, Class      Prime Reserve S Class                   Scudder Massachusetts Tax-Free
AARP, S                                    AARP, S                                 Fund, Class AARP, S
                                           Scudder U.S. Treasury Money Fund,
Global/Income                              Class AARP, S                           Value
-------------                                                                      -----
Scudder Emerging Markets Income Fund,      National Tax-Free Income                Scudder Dividend & Growth Fund,
Class AARP, S                              ------------------------                Class AARP, S
Scudder Global Bond Fund, Class AARP, S    Scudder High-Yield Tax-Free Fund,       Scudder Large Company Value Fund,
                                           Class AARP, S                           Class AARP, S
Global/ International                      Scudder Managed Municipal Bonds,        Scudder Small Company Value Fund,
---------------------                      Class AARP, S                           Class S
Scudder Emerging Markets Growth Fund,      Scudder Medium Term Tax-Free Fund,
Class AARP, S                              Class AARP, S
Scudder Global Discovery Fund
(formerly also known as Global             Regional/International
Discovery Fund), Class AARP, S             ----------------------
                                           Scudder Greater Europe Growth
Growth/Aggressive                          Fund, Class AARP, S
-----------------                          Scudder Latin America Fund, Class
Scudder 21st Century Growth Fund,          AARP, S
Class AARP, S                              Scudder Pacific Opportunities
Scudder Development Fund, Class AARP, S    Fund, Class AARP, S
Scudder Small Company Stock Fund,
Class AARP, S



As you may know, the Scudder Funds and Kemper Funds, which are both managed by Zurich Scudder Investments, Inc. ("Zurich Scudder") (formerly Scudder Kemper Investments, Inc.), have recently undergone a restructuring program to reorganize and combine the two fund families in response to changing industry conditions and investor needs in order to create one streamlined, multi-class family of funds under the Scudder brand. This supplement reflects the changes to the statements of additional information for the funds listed above (the "Funds") as a result of this restructuring:

Trustees

In connection with the restructuring efforts of Zurich Scudder, shareholders of certain of the Funds are being asked to approve a new slate of Trustees/Directors. Pending shareholder approval, effective July 1, 2001, the following are the members of the Boards of Trustees for the Scudder California Tax-Free Income Fund and Scudder New York Tax-Free Income Fund:

---------------------------- ------------- --------------------------------------- --------------------------
Name, Age and Address        Position      Principal Occupation                    Position with
                             with the                                              Underwriter, Scudder
                             Trust                                                 Investor Services, Inc.
---------------------------- ------------- --------------------------------------- --------------------------
John W. Ballantine, 55       Trustee       Retired; formerly, First Chicago NBD    --
222 South Riverside Plaza                  Corporation/The First National Bank
Chicago, IL 60606                          of Chicago:  1996-1998, Executive
                                           Vice President and Chief Risk
                                           Management Officer; 1995-1996,
                                           Executive Vice President and Head of
                                           International Banking; Director,
                                           First Oak Brook Bancshares, Inc., Oak
                                           Brook Bank and Tokheim Corporation.
---------------------------- ------------- --------------------------------------- --------------------------
Lewis A. Burnham, 68         Trustee       Retired; formerly, Partner, Business    --
222 South Riverside Plaza                  Resources Group; formerly, Executive
Chicago, IL 60606                          Vice President, Anchor Glass
                                           Container Corporation.
---------------------------- ------------- --------------------------------------- --------------------------
Mark S. Casady, 40*          Trustee       Managing Director, Zurich Scudder       Director, President and
Two International Place                    Investments, Inc., formerly,            Assistant Treasurer
Boston, MA 02109                           Institutional Sales Manager of an
                                           unaffiliated mutual fund distributor.
---------------------------- ------------- --------------------------------------- --------------------------
Linda C. Coughlin, 49*       Trustee       Managing Director, Zurich Scudder       Director and Senior Vice
Two International Place                    Investments, Inc.                       President
Boston, MA 02109
---------------------------- ------------- --------------------------------------- --------------------------
Donald L. Dunaway, 64        Trustee       Retired; formerly, Executive Vice       --
222 South Riverside Plaza                  President, A.O. Smith Corporation
Chicago, IL 60606                          (diversified manufacturer).
---------------------------- ------------- --------------------------------------- --------------------------
James R. Edgar, 54           Trustee       Distinguished Fellow, University of     --
222 South Riverside Plaza                  Illinois Institute of Government and
Chicago, IL 60606                          Public Affairs; Director, Kemper
                                           Insurance Companies (not affiliated
                                           with the Kemper Funds); Director,
                                           John B. Sanfilippo & Son, Inc.;
                                           Director, Horizon Group Properties,
                                           Inc.; formerly, Governor, State of
                                           Illinois.
---------------------------- ------------- --------------------------------------- --------------------------
William F. Glavin, 42*       Trustee       Managing Director, Zurich Scudder       Vice President
Two International Place                    Investments, Inc.; formerly,
Boston, MA 02109                           Executive Vice President of Market
                                           and Product Development, The Dreyfus
                                           Corporation.
---------------------------- ------------- --------------------------------------- --------------------------
Robert B. Hoffman, 64        Trustee       Retired; formerly, Chairman,            --
222 South Riverside Plaza                  Harnischfeger Industries, Inc.
Chicago, IL 60606                          (machinery for the mining and paper
                                           industries); formerly, Vice Chairman
                                           and Chief Financial Officer, Monsanto
                                           Company (agricultural, pharmaceutical
                                           and nutritional/food products);
                                           formerly, Vice President, Head of
                                           International Operations, FMC
                                           Corporation (manufacturer of
                                           machinery and chemicals); Director,
                                           Harnischfeger Industries, Inc.
---------------------------- ------------- --------------------------------------- --------------------------
Shirley D. Peterson, 59      Trustee       Retired; formerly, President, Hood      --
---------------------------- ------------- --------------------------------------- --------------------------


                                       2

---------------------------- ------------- --------------------------------------- --------------------------
222 South Riverside Plaza                  College; formerly, Partner, Steptoe &
Chicago, IL 60606                          Johnson (attorneys); prior thereto,
                                           Commissioner, Internal Revenue
                                           Service; prior thereto, Assistant
                                           Attorney General (Tax), U.S.
                                           Department of Justice; Director,
                                           Bethlehem Steel Corp.
---------------------------- ------------- --------------------------------------- --------------------------
Fred B. Renwick, 71          Trustee       Professor of Finance, New York          --
222 South Riverside Plaza                  University, Stern School of Business;
Chicago, IL 60606                          Director, the Wartburg Foundation;
                                           Chairman, Finance Committee of
                                           Morehouse College Board of Trustees;
                                           Director, American Bible Society
                                           Investment Committee; previously
                                           member of the Investment Committee of
                                           Atlanta University Board of Trustees;
                                           formerly, Director of Board of
                                           Pensions Evangelical Lutheran Church
                                           in America.
---------------------------- ------------- --------------------------------------- --------------------------
William P. Sommers, 67       Trustee       Retired; formerly, President and        --
222 South Riverside Plaza                  Chief Executive Officer, SRI
Chicago, IL 60606                          International (research and
                                           development); prior thereto,
                                           Executive Vice President, Iameter
                                           (medical information and educational
                                           service provider); prior thereto,
                                           Senior Vice President and Director,
                                           Booz, Allen & Hamilton Inc.
                                           (management consulting firm);
                                           Director, PSI Inc., Evergreen Solar,
                                           Inc. and Litton Industries; Advisor,
                                           Guckenheimer Enterprises; Consultant
                                           and Director, SRI/Atomic Tangerine.
---------------------------- ------------- --------------------------------------- --------------------------
John G. Weithers, 67         Trustee       Formerly, Chairman of the Board and     --
222 South Riverside Plaza                  Chief Executive Officer, Chicago
Chicago, IL 60606                          Stock Exchange; Director, Federal
                                           Life Insurance Company; President of
                                           the Members of the Corporation and
                                           Trustee, DePaul University; Director,
                                           International Federation of Stock
                                           Exchanges; Director, Records
                                           Management Systems.
---------------------------- ------------- --------------------------------------- --------------------------

* Messrs. Casady and Glavin and Ms. Coughlin are considered "interested persons" of Zurich Scudder or of each Fund as defined in the Investment Company Act of 1940.

Scudder Global Bond Fund, Scudder Income Fund, Scudder Managed Municipal Bonds, Scudder Medium Term Tax-Free Fund, Scudder Pacific Opportunities Fund, Scudder High-Yield Opportunity Fund and Scudder Large Company Value Fund adopted new management fee rate schedules. The new fee rate schedules and the effective dates are set forth below:

------------------- ------------------- ------------------- ------------------ ------------------- -------------------
                      Scudder Global      Scudder Income     Scudder Managed     Scudder Medium     Scudder Pacific
                        Bond Fund              Fund          Municipal Bonds   Term Tax-Free Fund  Opportunities Fund
------------------- ------------------- ------------------- ------------------ ------------------- -------------------
Effective Date        June 18, 2001       June 25, 2001     June 11, 2001        June 11, 2001        May 29, 2001
------------------- ------------------- ------------------- ------------------ ------------------- -------------------
First $250 million        0.750%              0.550%             0.450%              0.550%              0.850%
------------------- ------------------- ------------------- ------------------ ------------------- -------------------
Next $750 million         0.720%              0.520%             0.430%              0.520%              0.820%
------------------- ------------------- ------------------- ------------------ ------------------- -------------------
Next $1.5 billion         0.700%              0.500%             0.410%              0.490%              0.800%
------------------- ------------------- ------------------- ------------------ ------------------- -------------------
Next $2.5 billion         0.680%              0.480%             0.400%              0.470%              0.780%
------------------- ------------------- ------------------- ------------------ ------------------- -------------------
Next $2.5 billion         0.650%              0.450%             0.380%              0.450%              0.750%
------------------- ------------------- ------------------- ------------------ ------------------- -------------------
Next $2.5 billion         0.640%              0.430%             0.360%              0.430%              0.740%
------------------- ------------------- ------------------- ------------------ ------------------- -------------------
Next $2.5 billion         0.630%              0.410%             0.340%              0.410%              0.730%
------------------- ------------------- ------------------- ------------------ ------------------- -------------------
Over $12.5 billion        0.620%              0.400%             0.320%              0.400%              0.720%
------------------- ------------------- ------------------- ------------------ ------------------- -------------------


-------------------------------- --------------------------
                                    Scudder High-Yield
                                     Opportunity Fund
-------------------------------- --------------------------
Effective Date                         June 25, 2001
-------------------------------- --------------------------
First $500 million                        0.600%
-------------------------------- --------------------------
Next $500 million                         0.575%
-------------------------------- --------------------------
Next $500 million                         0.550%
-------------------------------- --------------------------
Next $500 million                         0.525%
-------------------------------- --------------------------
Next $1 billion                           0.500%
-------------------------------- --------------------------
Over $3 billion                           0.475%
-------------------------------- --------------------------


-------------------------------- --------------------------
                                   Scudder Large Company
                                        Value Fund
-------------------------------- --------------------------
Effective Date                       February 6, 2001
-------------------------------- --------------------------
First $1.5 billion                        0.600%
-------------------------------- --------------------------
Next $500 million                         0.575%
-------------------------------- --------------------------
Next $1 billion                           0.550%
-------------------------------- --------------------------
Next $1 billion                           0.525%
-------------------------------- --------------------------
Next $1 billion                           0.500%
-------------------------------- --------------------------
Over $5 billion                           0.475%
-------------------------------- --------------------------

Effective on the dates specified in the chart below, the following information is added for Scudder California Tax-Free Income Fund, Scudder Global Discovery Fund, Scudder High-Yield Tax-Free Fund and Scudder New York Tax-Free Income
Fund:

Administrative Fee. The Fund has entered into an administrative services agreement with Zurich Scudder (the "Administration Agreement"), pursuant to which Zurich Scudder will provide or pay others to provide substantially all of the administrative services required by the Fund (other than those provided by Zurich Scudder under its investment management agreement with the Fund, as described above) in exchange for the payment by the Fund of an annual administrative services fee (the "Administrative Fee") in the amount listed in the chart below. One effect of this arrangement is to make the Fund's future expense ratio more predictable. However, the Fund will not benefit from economies of scale derived from increases in assets.

Various service providers (the "Service Providers"), some of which are affiliated with Zurich Scudder, provide certain services to the Fund pursuant to separate agreements. Zurich Scudder will pay the Service Providers for the provision of their services to the Fund and will pay most other Fund expenses, including insurance, registration, printing and postage fees. In return, the Fund will pay Zurich Scudder the Administrative Fee.

The Administration Agreement has an initial term of three years ending September 30, 2003, subject to earlier termination by the Fund's Board. The Administration Agreement shall continue in effect on an annual basis after September 30, 2003, provided that such continuance is approved at least annually by a majority of the trustees/directors, including the Independent Trustees/Directors. The fee payable by the Fund to Zurich Scudder pursuant to the Administration Agreement is reduced by the amount of any credit received from the Fund's custodian for cash balances.

Certain expenses of the Fund will not be borne by Zurich Scudder under the Administration Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees/Directors (including the fees and expenses of their independent counsel). In addition, the Fund will continue to pay the fees required by its investment management agreement with Zurich Scudder.


------------------------------------- ----------------------------------- -----------------------------------
Fund                                  Administrative Fee Rate             Effective Date
------------------------------------- ----------------------------------- -----------------------------------

Scudder California Tax-Free Income    .150% for Class S                   June 18, 2001
Fund
------------------------------------- ----------------------------------- -----------------------------------

Scudder Global Discovery Fund         .375% for Class AARP                December 29, 2000

                                      .375% for Class S

------------------------------------- ----------------------------------- -----------------------------------

Scudder High-Yield Tax-Free Fund      .150% for Class AARP                December 29, 2000

                                      .150% for Class S
------------------------------------- ----------------------------------- -----------------------------------

Scudder New York Tax-Free Income      .150% for Class S                   June 18, 2001
Fund
------------------------------------- ----------------------------------- -----------------------------------

Purchase, Exchange and Redemption of Shares

Each of the Funds has adopted the following changes to its policies relating to buying, exchanging and selling shares for their respective classes indicated below:

     o The minimum additional investment amount for regular accounts, IRA accounts and wire purchases is $50. (All classes)

     o The $5 fee for wires sent to your bank has been eliminated. (All classes)

     o    Each Fund can only send wires of $1,000 or more. (All classes)

     o There is a $50 minimum for exchanges between existing accounts. (All classes)

     o There is a $50 minimum and $250,000 maximum for Quick Buy/Quick Sell. (In addition, your bank will need to have Automated Clearinghouse
          (ACH) services for you to take advantage of this feature). (All classes)

     o The minimum account balance required to establish an automatic withdrawal plan on regular accounts is $5,000. (All classes)

     o We reserve the right to close your account and send you the proceeds if your balance falls below $2,500 for Class S shareholders and $250 for Class S retirement accounts; for Class S shareholders, charge you $10 a year if your account balance falls below $2,500; in either case, we will give you 60 days' notice (90 days for retirement accounts) so you can either increase your balance or close your account (these policies don't apply to investors with $100,000 or more in Scudder fund shares or in any case where a fall in share price created the low balance).

     o Class AARP shareholders can go to aarp.scudder.com and Class S shareholders can go to myScudder.com to get up-to-date information, review balances or even place orders for exchanges.

     o If the proceeds of a redemption are $100,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor or guardian account holders (excluding custodial accounts for gifts and transfers to minors), provided the trustee, executor or guardian is named in the account registration. (All classes)

     o The Fund will reinvest dividend checks (and future dividends) in shares of the same Fund and class if checks are returned by the post office as undeliverable. (All classes)

The following information amends similar information contained in the statements of additional information for all of the Funds under "Purchases--Additional Information About Opening an Account":

Broker-dealers and RIAs who have clients participating in mutual fund wrap fee programs may continue to purchase Class S shares of Scudder Funds until June 30, 2001. After June 30, 2001, broker-dealers and RIAs may purchase Class S shares in mutual fund wrap fee programs for any client that has an existing position in Class S shares of a Scudder Fund as of June 30, 2001. In addition, after June 30, 2001, a broker-dealer with a mutual fund wrap fee program that invests in Class S shares of one or more Scudder Funds as a fixed component of the program's asset allocation model will be eligible to purchase Class S shares on behalf of any client who invests in such program.


Dividends, Distributions and Taxes

The following information amends similar information relating to dividends for Scudder GNMA Fund, Scudder High-Yield Opportunity Fund, Scudder Income Fund and Scudder Short Term Bond Fund:

Income will be declared and paid monthly.

The following information amends similar information relating to dividends for Scudder GNMA Fund, Scudder High-Yield Opportunity Fund, Scudder Income Fund, Scudder Short Term Bond Fund and all State and National Tax-Free Income Funds:

Effective July 1, 2001, all wires received will begin to accrue dividends the next business day after your purchase is processed.


Service Providers

The following information amends similar information contained in the statements of additional information for all of the Funds:

The name of the Funds' advisor has changed to Zurich Scudder Investments, Inc.


Fund Organization

The following amends information relating to the organization of each of Scudder California Tax-Free Income Fund and Scudder New York Tax-Free Income Fund:

Effective June 18, 2001, the trust, of which each of Scudder California Tax-Free Income Fund and Scudder New York Tax-Free Income Fund are series, has changed its name from Kemper State Tax-Free Income Series to Scudder State Tax-Free Income Series.

May 29, 2001